Derivative Instruments and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Currency Forward Contracts
As at September 30, 2018, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset (Liability) (in thousands of U.S. Dollars)	Average Forward Rate (1)	Expected Maturity
				2018	2019
				(in thousands of U.S. Dollars)
Norwegian Kroner	430,000	(1,422)	7.88	16,565	38,022
Euro	3,000	(146)	0.82	3,653	—
		(1,568)		20,218	38,022
(1)Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Schedule of Cross Currency Contracts Statement of Financial Position
As at September 30, 2018, the Partnership was committed to the following cross currency swap:

Notional Amount NOK (thousands)	Principal Amount USD (thousands)	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Asset (Liability) $	Remaining Term (years)
		Reference Rate	Margin

95,000	15,409	NIBOR	4.25%	7.45%	(3,909)	0.3

Interest Rate Swap Agreements
As at September 30, 2018, the Partnership and its consolidated subsidiaries were committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	700,000	(64,417)	6.7	4.1%
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	802,418	(12,097)	3.8	3.2%
		1,502,418	(76,514)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at September 30, 2018, ranged between 0.90% and 4.30%.

(2)	Notional amount remains constant over the term of the swap.

(3)	Principal amount reduces quarterly or semi-annually.

Derivative Instruments, Gain (Loss)
The following tables exclude any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity accounted joint ventures.

Three Months Ended September 30, 2018				Three Months Ended September 30, 2017
Effective	Effective			Effective	Effective
Portion	Portion			Portion	Portion
Recognized	Reclassified	Ineffective		Recognized	Reclassified	Ineffective
in AOCI (1)	from AOCI (2)	Portion (3)		in AOCI (1)	from AOCI (2)	Portion (3)
—	58	—	Interest expense	—	(424)	—	Interest expense
—	58	—		—	(424)	—

Nine Months Ended September 30, 2018				Nine Months Ended September 30, 2017
Effective	Effective			Effective	Effective
Portion	Portion			Portion	Portion
Recognized	Reclassified	Ineffective		Recognized	Reclassified	Ineffective
in AOCI (1)	from AOCI (2)	Portion (3)		in AOCI (1)	from AOCI (2)	Portion (3)
(2,495)	6	—	Interest expense	(460)	(1,186)	(7)	Interest expense
(2,495)	6	—		(460)	(1,186)	(7)

(1)	Effective portion of designated and qualifying cash flow hedges recognized in accumulated other comprehensive income (or AOCI).

(2)	Effective portion of designated and qualifying cash flow hedges recorded in AOCI during the term of the hedging relationship and reclassified to earnings.

(3)	Ineffective portion of designated and qualifying cash flow hedges.

Location and Fair Value Amounts of Assets (Liabilities) of Partnership's Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Other Current Assets $	Other Assets $	Accrued Liabilities $	Current Portion of Derivative Liabilities $	Derivative Liabilities $
As at September 30, 2018
Foreign currency contracts	99	82	—	(1,691)	(58)
Cross currency swaps	—	—	(91)	(3,818)	—
Interest rate swaps	1,120	9,267	(2,702)	(15,882)	(68,317)
	1,219	9,349	(2,793)	(21,391)	(68,375)

As at December 31, 2017
Foreign currency contracts	347	28	—	(665)	(67)
Cross currency swaps	—	—	(916)	(4,412)	(38,678)
Interest rate swaps	233	1,565	(3,883)	(37,438)	(128,724)
	580	1,593	(4,799)	(42,515)	(167,469)

Effect of Losses on Derivatives
The effect of the gain (loss) on these derivatives in the consolidated statements of loss for the three and nine months ended September 30, 2018 and 2017 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Realized (loss) gain on derivative instruments
Interest rate swaps	(10,749)	(48,974)	(33,735)	(69,936)
Foreign currency forward contracts	(747)	1,048	242	640
	(11,496)	(47,926)	(33,493)	(69,296)
Unrealized gain (loss) on derivative instruments
Interest rate swaps	20,083	28,465	88,057	19,097
Foreign currency forward contracts	794	229	(1,291)	2,638
	20,877	28,694	86,766	21,735
Total realized and unrealized gain (loss) on derivative instruments	9,381	(19,232)	53,273	(47,561)

Effect of Gain on Cross Currency Swaps on Consolidated Statements of Income (Loss)
The effect of the gain (loss) on cross currency swaps in the consolidated statements of loss for the three and nine months ended September 30, 2018 and 2017 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Realized loss	(36,768)	(42,987)	(39,504)	(49,501)
Unrealized gain	37,367	54,488	39,272	66,978
Total realized and unrealized gain (loss) on cross currency swaps	599	11,501	(232)	17,477